Statement of compliance with IFRS and going concern assumption (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of compliance with IFRS and going concern assumption [Abstract]
Net income for the year	$ 309,492	$ 114,795	$ 15,458
Net current assets	536,411
Cash flows from operating activities	345,582	240,570	88,982
Increase in cash and cash equivalents	287,489	108,731	$ 3,646
Accounts receivable [Abstract]
Trade receivables	540,586	$ 696,841
PEMEX [Member]
Accounts receivable [Abstract]
Trade receivables	$ 756,300